Equity Incentive Schemes and Stock Compensation Charges - Summary of Stock Option Activity (Details) - Stock Option And Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Granted Under Plans
Beginning balance (in shares)	1,171,393	1,466,444	1,626,582
Granted (in shares)	167,557	219,113	256,191
Exercised (in shares)	(408,699)	(458,243)	(393,240)
Cancelled (in shares)	(9,505)	(55,921)	(23,089)
Ending balance (in shares)	920,746	1,171,393	1,466,444
Vested and exercisable at end of period (in shares)	397,923
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 56.02	$ 43.45	$ 34.87
Granted (usd per share)	118.90	85.98	69.61
Exercised (usd per share)	41.12	30.35	25.79
Cancelled (usd per share)	32.35	54.35	29.74
Ending balance (usd per share)	74.32	56.02	43.45
Vested and exercisable at end of period (usd per share)	56.10
Weighted Average Grant Date Fair Value
Beginning balance (usd per share)	17.15	13.94	11.94
Granted (usd per share)	36.84	25.06	20.10
Exercised (usd per share)	13.55	10.72	9.84
Cancelled (usd per share)	11.39	16.76	11.19
Ending balance (usd per share)	22.39	$ 17.15	$ 13.94
Vested and exercisable at end of period (usd per share)	$ 17.11